Securities Lending - Schedule of Contract Value of Securities Leading Transaction Accounted for as Secured Borrowings by Type of Collateral (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities lending transactions
Securities borrowed	$ 106,777	$ 43,022	$ 2,870,939
Overnight and continuous
Securities lending transactions
Securities borrowed	106,777	43,022	2,870,939
Equity securities
Securities lending transactions
Securities borrowed	106,522	42,712	2,575,919
Equity securities | Overnight and continuous
Securities lending transactions
Securities borrowed	$ 106,522	$ 42,712	$ 2,575,919